Share-based compensation - Restricted stock units - Changes in RSUs (Details) - Restricted stock units	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	546,935
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 4.44
RSU granted (in shares) | shares	654,086
Granted during the period, Weighted average fair value at grant date | $ / shares	$ 4.87
RSUs vested (in shares) | shares	(313,619)
RSUs vested during the period, Weighted average fair value at grant date | $ / shares	$ (4.46)
Balance as at the end (none of which are vested) | shares	887,402
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 4.75